Income Tax - Summary of Income Tax Expense (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax	$ (634,930)	$ (463,648)	$ (309,989)
Deferred income tax	191,179	80,524	104,741
Total	$ (443,751)	$ (383,124)	$ (205,248)